SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Inventories		$ 1,182	$ 2,087
Ore Stockpiles [Member]
IfrsStatementLineItems [Line Items]
Inventories	[1]	218	587
Concentrate Inventory [Member]
IfrsStatementLineItems [Line Items]
Inventories	[1]	404	250
Materials and Supplies [Member]
IfrsStatementLineItems [Line Items]
Inventories	[2]	$ 560	$ 1,250

[1]	Change in inventories recorded in cost of sales (Note 11.a) excludes a currency translation adjustment of $23 (credit) for the six months ended June 30, 2022 (December 31, 2021 – debit of $43).
[2]	On June 30, 2022, materials and supplies inventories were written down to net realisable value to align with current mining plans (Note 2). An amount of $532 was recorded in cost of sales (December 31, 2021 – $759).